UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 99.5%
Australia 1.3%
WorleyParsons Ltd. (Cost $3,769,374)	153,069	4,031,400
Belgium 1.4%
Belgacom SA (Cost $4,414,063)	139,590	4,260,654
Bermuda 3.7%
PartnerRe Ltd. (a) (Cost $8,029,379)	127,003	11,136,893
Canada 11.0%
Bank of Nova Scotia (b)	83,833	4,929,622
Canadian Natural Resources Ltd.	169,537	5,119,766
Enbridge, Inc. (b)	124,714	5,482,965
Franco-Nevada Corp.	139,056	7,432,400
Toronto-Dominion Bank (b)	51,807	4,326,253
TransCanada Corp. (b)	125,213	5,926,715

(Cost $27,619,280)		33,217,721
Finland 2.3%
Sampo Oyj "A" (Cost $4,886,739)	194,534	6,986,063
France 4.0%
Air Liquide SA	30,182	3,857,784
Sanofi	82,323	8,024,561

(Cost $8,153,202)		11,882,345
Germany 4.8%
Rhoen-Klinikum AG	432,904	9,081,905
Wincor Nixdorf AG (b)	105,314	5,501,145

(Cost $15,330,131)		14,583,050
Japan 1.8%
NTT DoCoMo, Inc. (Cost $5,718,838)	3,498	5,310,579
Netherlands 6.7%
Koninklijke Philips Electronics NV	264,407	8,219,737
Unilever NV (CVA)	139,695	5,652,178
Wolters Kluwer NV	308,635	6,240,146

(Cost $16,340,816)		20,112,061
Poland 1.7%
Powszechny Zaklad Ubezpieczen SA (Cost $3,706,276)	39,492	5,205,836
Singapore 1.1%
Singapore Post Ltd. (b) (Cost $2,980,257)	3,369,075	3,294,208
Switzerland 10.6%
Nestle SA (Registered)	76,726	5,387,263
Novartis AG (Registered)	141,640	9,639,333
Roche Holding AG (Genusschein)	46,027	10,162,321
Transocean Ltd. (a)	119,940	6,801,797

(Cost $25,559,003)		31,990,714
United Kingdom 11.4%
BAE Systems PLC	660,310	3,551,935
British American Tobacco PLC	148,820	7,739,774
Imperial Tobacco Group PLC	114,269	4,246,293
National Grid PLC	411,876	4,516,652
Pearson PLC	290,196	5,493,400
Smiths Group PLC	262,433	5,106,744
Vodafone Group PLC	1,283,650	3,503,844

(Cost $27,588,813)		34,158,642
United States 37.7%
Air Products & Chemicals, Inc.	67,881	5,934,836
Altria Group, Inc.	85,290	2,872,567
Automatic Data Processing, Inc.	50,451	2,991,240
ConocoPhillips	113,379	6,575,982
Diebold, Inc.	145,352	4,279,163
Exelon Corp.	77,900	2,449,176
FirstEnergy Corp.	76,155	3,083,516
Genuine Parts Co.	46,270	3,147,748
Intel Corp.	379,253	7,979,483
Microsoft Corp.	257,454	7,072,261
PepsiCo, Inc.	188,079	13,701,555
Phillips 66	96,147	5,823,624
Procter & Gamble Co.	205,232	15,425,237
Sealed Air Corp.	208,162	3,896,793
Sonoco Products Co.	89,170	2,763,378
Staples, Inc.	253,701	3,419,890
Stryker Corp.	106,007	6,641,339
UGI Corp.	361,906	12,753,567
VF Corp.	18,243	2,692,302

(Cost $101,081,656)		113,503,657

Total Common Stocks (Cost $255,177,827)		299,673,823
Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 0.19% (c) (d) (Cost $26,998,297)	26,998,297	26,998,297
Cash Equivalents 0.0%
Central Cash Management Fund, 0.17% (c) (Cost $4,711)	4,711	4,711

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $282,180,835) †	108.5	326,676,831
Notes Payable	(2.0)	(5,900,000)
Other Assets and Liabilities, Net	(6.5)	(19,677,366)

Net Assets	100.0	301,099,465

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $285,201,162.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $41,475,669.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,741,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,265,862.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $25,532,408, which is 8.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)

At January 31, 2013 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	55,024,867	18.3%
Health Care	43,549,459	14.5%
Energy	39,762,249	13.3%
Financials	32,584,667	10.9%
Information Technology	27,823,292	9.3%
Materials	23,885,191	8.0%
Utilities	22,802,911	7.6%
Consumer Discretionary	20,993,486	7.0%
Industrials	20,172,624	6.7%
Telecommunication Services	13,075,077	4.4%
Total	299,673,823	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$4,031,400	$—	$4,031,400
Belgium	—	4,260,654	—	4,260,654
Bermuda	11,136,893	—	—	11,136,893
Canada	33,217,721	—	—	33,217,721
Finland	—	6,986,063	—	6,986,063
France	—	11,882,345	—	11,882,345
Germany	—	14,583,050	—	14,583,050
Japan	—	5,310,579	—	5,310,579
Netherlands	—	20,112,061	—	20,112,061
Poland	—	5,205,836	—	5,205,836
Singapore	—	3,294,208	—	3,294,208
Switzerland	6,801,797	25,188,917	—	31,990,714
United Kingdom	—	34,158,642	—	34,158,642
United States	113,503,657	—	—	113,503,657
Short-Term Investments(e)	27,003,008	—	—	27,003,008
Total	$191,663,076	$135,013,755	$—	$326,676,831

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013